Stock-Based Compensation (Details 2) (USD $)	3 Months Ended	9 Months Ended
	Mar. 31, 2012	Sep. 30, 2012
Summary of unvested stock options / restricted stock award
Granted	5,150,000	4,850,000
Stock Options [Member]
Summary of unvested stock options / restricted stock award
Beginning balance	1,885,955	1,885,955
Granted		1,237,500
Vested		(396,114)
Forfeited, during the period		(110,750)
Ending balance		2,616,591
Weighted average grant date fair value, Beginning balance	0.54	0.54
Weighted average grant date fair value, Granted		1.29
Weighted average grant date fair value, Vested		0.39
Weighted average grant date fair value, Forfeited		0.68
Weighted average grant date fair value, Ending balance		0.91
Restricted Stock [Member]
Summary of unvested stock options / restricted stock award
Beginning balance	300,000	300,000
Granted		4,850,000
Vested
Forfeited, during the period
Ending balance		5,150,000
Weighted average grant date fair value, Beginning balance	0.45	0.45
Weighted average grant date fair value, Granted		0.65
Weighted average grant date fair value, Vested
Weighted average grant date fair value, Forfeited
Weighted average grant date fair value, Ending balance		0.55